Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Schedule of Earnings Per Share Anti-Diluted

The following financial instruments were not included in the diluted loss per share calculation as of December 31, 2017 and 2016 because their effect was anti-dilutive:

	As of December 31,
	2017	2016
Warrants to purchase common stock	62,064,634	268,788,732
Convertible notes	-	50,198,041
Favored Nations	-	108,747,774
Series B Convertible Preferred stock	5,175,400	-
Series C-1 Convertible Preferred stock	10,000,800	-
Total	77,240,834	427,734,547